Schedule of investments
Delaware Opportunity Fund
June 30, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.25%
Basic Industry — 8.84%
Berry Global Group	73,741	$ 4,339,658
Celanese	47,390	6,392,437
Crown Holdings	55,890	4,157,657
Graphic Packaging Holding	186,940	4,899,697
Huntsman	162,810	3,707,184
Knife River †	40,135	2,815,069
Louisiana-Pacific	69,200	5,697,236
Olin	68,980	3,252,407
Reliance	19,820	5,660,592
Vulcan Materials	33,510	8,333,267
		49,255,204
Consumer Discretionary — 10.49%
Aptiv †	33,350	2,348,507
AutoZone †	2,132	6,319,461
Darden Restaurants	33,470	5,064,681
DR Horton	67,170	9,466,268
Electronic Arts	49,070	6,836,923
Interpublic Group	139,300	4,052,237
Marriott International Class A	44,170	10,678,981
Polaris	39,440	3,088,546
PulteGroup	31,950	3,517,695
Ross Stores	48,740	7,082,897
		58,456,196
Consumer Staples — 3.62%
Conagra Brands	143,840	4,087,933
Constellation Brands Class A	7,700	1,981,056
Kellanova	95,080	5,484,214
Tyson Foods Class A	53,720	3,069,561
US Foods Holding †	105,050	5,565,549
		20,188,313
Energy — 6.02%
APA	130,480	3,841,331
Cheniere Energy	34,300	5,996,669
Coterra Energy	201,200	5,366,004
Devon Energy	98,870	4,686,438
Marathon Oil	239,050	6,853,564
Valero Energy	43,150	6,764,194
		33,508,200
Financial Services — 18.22%
Affiliated Managers Group	36,070	5,635,216
Allstate	33,330	5,321,468
Ally Financial	206,610	8,196,219
Assurant	34,320	5,705,700
East West Bancorp	117,690	8,618,439
Fiserv †	24,430	3,641,047
Globe Life	49,635	4,083,968
Hartford Financial Services Group	97,210	9,773,493
KeyCorp	383,600	5,450,956
	Number of shares	Value (US $)
Common Stocks (continued)
Financial Services (continued)
Raymond James Financial	65,320	$ 8,074,205
Reinsurance Group of America	42,570	8,738,344
State Street	64,390	4,764,860
Synchrony Financial	105,370	4,972,410
Synovus Financial	151,840	6,102,450
Webster Financial	151,000	6,582,090
Willis Towers Watson	22,350	5,858,829
		101,519,694
Healthcare — 7.21%
Agilent Technologies	34,490	4,470,939
Avantor †	226,350	4,798,620
Cencora	33,620	7,574,586
Quest Diagnostics	42,380	5,800,974
STERIS	25,810	5,666,327
Teleflex	25,840	5,434,927
Zimmer Biomet Holdings	59,230	6,428,232
		40,174,605
Industrials — 18.73%
AECOM	86,180	7,595,905
AMETEK	44,960	7,495,282
CACI International Class A †	18,275	7,860,626
Curtiss-Wright	19,150	5,189,267
ITT	72,280	9,337,130
Johnson Controls International	48,958	3,254,238
KBR	166,510	10,679,952
NEXTracker Class A †	61,878	2,900,841
Oshkosh	55,240	5,976,968
Parker-Hannifin	20,500	10,369,105
Quanta Services	35,080	8,913,477
Regal Rexnord	76,000	10,276,720
United Rentals	9,255	5,985,486
WESCO International	53,852	8,536,619
		104,371,616
Real Estate Investment Trusts — 6.36%
American Homes 4 Rent Class A	152,960	5,683,994
Extra Space Storage	27,737	4,310,607
First Industrial Realty Trust	125,350	5,955,378
Host Hotels & Resorts	360,720	6,485,746
Kimco Realty	168,870	3,286,210
Realty Income	91,820	4,849,932
VICI Properties	169,987	4,868,428
		35,440,295
Technology — 8.42%
Akamai Technologies †	57,260	5,157,981
Ciena †	74,120	3,571,102
Flex †	207,490	6,118,880
Keysight Technologies †	38,125	5,213,594
ON Semiconductor †	73,360	5,028,828
NQ- Q5V [0624] 0824 (3772600)    1

Schedule of investments
Delaware Opportunity Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Qorvo †	34,250	$ 3,974,370
Synopsys †	9,260	5,510,255
TD SYNNEX	42,150	4,864,110
Teradyne	50,420	7,476,782
		46,915,902
Transportation — 1.47%
Delta Air Lines	88,300	4,188,952
JB Hunt Transport Services	24,830	3,972,800
		8,161,752
Utilities — 7.87%
CMS Energy	121,490	7,232,300
Edison International	89,470	6,424,841
MDU Resources Group	160,540	4,029,554
NRG Energy	107,510	8,370,728
Public Service Enterprise Group	118,810	8,756,297
WEC Energy Group	54,070	4,242,332
Xcel Energy	89,920	4,802,627
		43,858,679
Total Common Stocks (cost $376,079,879)		541,850,456

Short-Term Investments — 2.84%
Money Market Mutual Funds — 2.84%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.21%)	3,964,586	3,964,586
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	3,964,593	$ 3,964,593
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.35%)	3,964,593	3,964,593
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	3,964,593	3,964,593
Total Short-Term Investments (cost $15,858,365)		15,858,365

Total Value of Securities—100.09% (cost $391,938,244)		557,708,821
Liabilities Net of Receivables and Other Assets—(0.09%)		(513,899)
Net Assets Applicable to 16,803,335 Shares Outstanding—100.00%		$557,194,922
†	Non-income producing security.

2    NQ- Q5V [0624] 0824 (3772600)